RENT EXPENSE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RENT EXPENSE
RENT EXPENSE

4 -   LEASES

In February 2017, the FASB issued ASU No. 2016-02, Leases (“Topic 842”), to provide guidance on recognizing lease assets and lease liabilities on the consolidated balance sheet and disclosing key information about lease arrangements, specific differentiating between different types of leases. The Company adopted Topic 842, with an effective date of January 1, 2022. The consolidated financial statements from this date are presented under the new standard, while the comparative periods presented are not adjusted and continue to be reported in accordance with the Company’s historical accounting policy. This standard requires all lessees to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments.

Under Topic 842, the Company applied a dual approach to all leases whereby the Company is a lessee and classifies leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the Company. Lease classification is evaluated at the inception of the lease agreement. Regardless of classification, the Company records a right-of-use asset and a lease liability for all leases with a term greater than 12 months. Operating lease expense is recognized on a straight-line basis over the term of the lease.

Operating right of use (“ROU”) assets and operating lease liabilities are recognized at the lease commencement date. Operating lease liabilities represent the present value of lease payments not yet paid. Operating right of use assets represent our right to use an underlying asset and is based upon the operating lease liabilities adjusted for prepayments or accrued lease payments, initial direct costs, lease incentives, and impairment of operating lease assets. To determine the present value of lease payments not yet paid, we estimate incremental secured borrowing rates corresponding to the maturities of the leases.

The adoption of the new lease standard had a significant impact on the Consolidated Balance Sheets, resulting in the recognition on 1/1/2022 a right-of-use asset of $36,304,289, current lease liabilities of $7,370,890 and long-term lease liabilities of $29,884,584. In addition, the Company recognized an approximate $414,373 cumulative effect adjustment to retained earnings on the Consolidated Statements of Shareholders’ Equity related to the unamortized deferred lease costs incurred in prior periods which do not meet the definition of initial direct costs under Topic 842. The adoption of Topic 842 did not have a significant impact on the lease classification or a material impact on the Consolidated Statements of Operations and liquidity.

The components of the right-of-use asset and lease liabilities as of June 30, 2022 are as follows:

At June 30, 2022, supplemental balance sheet information related to leases were as follows:

Operating lease right of use asset	$49,941,971
Operating lease liability, current portion	$7,182,381
Operating lease liability, net of current portion	$43,962,492

At June 30, 2022, future minimum lease payments under the non-cancelable operating leases are as follows:

Twelve Months Ending June 30,
2023	$9,730,956
2024	9,916,779
2025	10,106,552
2026	10,422,764
2027	7,788,145
Thereafter	72,773,441
Total lease payment	$120,738,637

The following summarizes other supplemental information about the Company’s operating lease:

June 30,
2022
Weighted average discount rate	10%
Weighted average remaining lease term (years)	9.1 years

	Three Months	Six Months
	Ended	Ended
	June 30, 2022	June 30, 2022
Operating lease cost	$2,839,925	$5,787,499

13 - RENT EXPENSE

The Company is obligated under various long-term leases, certain of which contain renewal options, for its Units, which expire on various dates through December 2027.

At December 31, 2021, minimum future rental payments pursuant to the above-mentioned noncancelable operating leases are approximately as follows:

For the Fiscal Years Ending
2022	$9,558,000
2023	6,162,000
2024	5,750,000
2025	5,671,000
2026	5,210,000
Thereafter	26,988,000
$69,466,000

For the year ended December 31, 2021, rent and related costs totaled approximately $10,363,000, including a deferred rent increase of approximately $325,000, and are reported as a component of cost of revenue in the accompanying consolidated statements of operations.

For the year ended December 31, 2020, rent and related costs totaled approximately $6,292,000, including a deferred rent increase of approximately $24,000, and are reported as a component of cost of revenue in the accompanying consolidated statements of operations.